SUBSEQUENT EVENTS (Narrative) (Details) $ in Thousands, R$ in Millions	3 Months Ended			6 Months Ended
	Sep. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 BRL (R$)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Profit (loss) for the period		$ (10,117)	$ 11,652		$ (8,837)	$ 18,808
Event after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Settlement amount of deferred and contingent consideration after reporting period	$ 4,500
Vm Tecnologia Ltda [Member]
Disclosure of non-adjusting events after reporting period [line items]
Settlement amount of deferred and contingent consideration after reporting period				R$ 35	$ 6,800